Goodwill and Other Intangible Assets (Schedule of Goodwill) (Details) (USD $)	9 Months Ended
Sep. 30, 2014
Goodwill and Other Intangible Assets [Abstract]
Goodwill as of December 31, 2013	$ 1,195,891,000
Goodwill acquired	231,900,000
Translation differences	(2,400,000)
Goodwill as of September 30, 2014	$ 1,425,416,000